Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Valuation Allowance	$ 139	$ 132
State net operating loss carry-forward deferred tax asset	139	132
Unrealized loss related to securities available for sale	(2)	$ 143
Unrealized loss related to SERP	(448)
Unrealized loss related to interest rate swap	(17)
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 2,400